Financial Instruments	12 Months Ended
Dec. 31, 2018
Financial Instruments [abstract]
FINANCIAL INSTRUMENTS

NOTE 20:- FINANCIAL INSTRUMENTS

a.	Principal accounting policies:

The principal accounting policies adopted by the Group in respect of financial instruments and equity components including recognition criteria, measurement and charges to the statement of income and other comprehensive income are included in Note 2.

b.	Balances of financial instruments by categories:

1.	Composition:

	December 31
	2018	2017
	NIS in thousands
Financial assets:

Cash and cash equivalents	32,906	465,740
Loans and receivables	53,083	44,545
Financial assets at fair value through profit and loss	86,262	-
Available for sale financial instruments	-	4,032

	172,251	514,317
Financial liabilities:

Financial liabilities at fair value through profit and loss	10,994	-
Financial liabilities at amortized cost	297,532	1,088,479

	308,526	1,088,479

2.	Additional information:

As for financing income and expenses resulting from the aforementioned financial instruments - see Note 16b and c.

c.	Management of financial risks:

The operations of the Group expose it to risks that relate to various financial instruments, such as: market risks (including currency risk, cash flow risk with respect to interest rates and other price risk), credit risk and liquidity risk.

Market risk - is the risk that the fair value or future cash flow of financial instruments will fluctuate because of changes in market prices.

Credit risk - is the risk of financial loss to the Group if counterparty to a financial instrument fails to meet its contractual obligations.

Liquidity risk - is the risk that the Group will not be able to meet its financial obligations as they fall due.

The comprehensive risk management program of the Group focuses on actions to minimize the possible negative effects on the financial performance of the Group.

The Company’s board of directors has overall responsibility for the establishment and oversight of the Group’s risk management framework. The board is managing the risks faced by the Group, and confirms that any appropriate actions have been or are being taken to address any weaknesses.

The Group has exposure to the following risks which are related to financial instruments:

1.	Foreign currency risk:

The Group has international activities in many countries and therefore it is exposed to foreign currency risks as a result of fluctuations in the different exchange rates.

Foreign currency risks are derived from transactions executed and/or financial assets and liabilities held in currency which is different than the functional currency of the Group’s entity which executed the transaction or hold these financial assets and liabilities. In order to minimize such exposure the Group policy is to hold financial assets and liabilities in a currency which is the functional currency or the Group’s entity. The Company’s functional currency is the NIS and its investees use different functional currencies (mainly the Euro, Indian Rupee and US Dollar).

The following table demonstrates the sensitivity test to a reasonably possible change in USD and NIS exchange rates, with all other variables held constant. The impact on the Company’s income before tax is due to changes in the fair value of monetary assets and liabilities.

	Change in USD rate	Effect on income before tax	Change in USD rate	Effect on income before tax
		NIS in thousands		NIS in thousands

2018	+10%	(25,656)	-10%	25,656

2017	+10%	142	-10%	(142)

The following table demonstrates the sensitivity test to a reasonably possible change in EURO and NIS exchange rates, with all other variables held constant. The impact on the Company’s income before tax is due to changes in the fair value of monetary assets and liabilities.

	Change in USD rate	Effect on income before tax	Change in USD rate	Effect on income before tax
		NIS in thousands		NIS in thousands

2018	+10%	3,790	-10%	(3,790)

2017	+10%	33,489	-10%	(33,489)

The Company’s exposure to foreign currency changes for all other currencies is immaterial.

2.	Credit risk:

The Group holds cash and cash equivalents, short term investments and other long- term investments in financial instruments in various reputable banks and financial institutions. These banks and financial institutions are located in different geographical regions, and it is the Group’s policy to disperse its investments among different banks and financial institutions. The maximum credit risk exposure of the Group is approximate to the financial assets presented in the balance sheet.

3.	Interest rate risk:

Fair value risk:

A significant portion of the Group’s notes bearing a fixed interest rate and are therefore exposed to change in their fair value as a result of changes in the market interest rate. The vast majority of these notes are measured at amortized cost and therefore changes in the fair value will not have any effect on the statement of income.

For further information see Note 11.

4.	Liquidity risk :

The Group’s capital resources include the following: (a) proceeds from sales of trading property and real estate assets subject to market condition (b) lines of credit obtained from banks, and others; (c) proceeded from sales of shares in the Group held companies in the medical field (d) available cash and cash equivalents, proceeds from capital raising of equity or debt, if and to the extent completed. Such resources are used for the following activities:

a)	Interest and principal payments on the Group notes;

b)	Payment of general and administrative expenses;

As for the Company’s financial position - see Notes 1c.

The following tables present the cash flow of financial liabilities (principal and interest) in accordance with the contractual repayment dates:

As of December 31, 2018

	1st year (i)	2nd year	3rd year	4th year	5th year and thereafter	Total
	NIS in thousands
Financial liabilities:

Borrowing with fixed interest rate

Elbit Medical’s notes	9,000	13,500	18,000	189,000	-	229,500
Notes linked to the Israeli CPI	144,589	-	-	-	-	144,589

	153,589	13,500	18,000	189,000	-	374,089

Suppliers, payable and other credit balances	9,506	4,120	1,040	-	-	13,906

Total financial liabilities	163,095	17,620	19,040	189,000	-	387,995

As of December 31, 2017

	1st year (i)	2nd year	3rd year	4th year	5th year and thereafter	Total
	NIS in thousands
Financial liabilities:

Borrowing with fixed interest rate

PC’s notes linked to the Israeli CPI (1)	238,898	236,812	55,566	-	-	531,276
Notes linked to the Israeli CPI	303,564	310,222	-	-	-	613,786

	542,462	547,034	55,566	-	-	1,145,062
Borrowing with variable interest rate
Notes linked to the PLN	21,949	-	-	-	-	21,949

Suppliers, payable and other credit balances	47,999	-	-	-	-	47,999

Total financial liabilities	612,410	547,034	55,566	-	-	1,215,010

5.	Consumer Price Index (“CPI”) risk

A significant part of the Group borrowings consists of notes raised by the Company in the Tel Aviv Stock Exchange which are linked to the increase in the Israeli CPI above the base index at the date of the notes issuance. An increase of 2% in the Israeli CPI will cause an increase in the Group finance expenses for the years ended December 31, 2018, 2017 and 2016 (before tax) in the amount of NIS 3 million, NIS 20 million and NIS 23 million, respectively.

6.	Collaterals:

The following table presents the book value of financial assets which are used as collaterals for the Group’s liabilities:

	December 31
	2018	2017
	NIS in thousands

Long term borrowings	78,013	-
Guarantees provided by the Group	100	1,813

	78,113	1,813

d.	Fair value:

The following table presents the book value and fair value of the Group’s financial liabilities, which are presented in the financial statements at other than their fair value:

	December 31
	2018		2017
	Book Value	Fair Value	Book Value	Fair Value
	NIS in thousands

Company’s notes	(136,028)	(138,163)	(538,672)	(562,023)
PC’s notes	-	-	(485,500)	(349,028)
Medical’s notes	(144,564)	(161,036)	-
	(280,592)	(299,199)	1,024,172	(911,051)

The following table provides the fair value reconciliation as at December 31, 2018:

	Derivative (**)	Financial asset through profit and loss (*)
	(In thousands NIS)

Balance as at issuance date	(42,214)	71,265
Change in fair value of financial instruments measured at fair value through profit and loss	31,220	13,915
Exchange rate differences through profit and loss	2,896	-
Translation reserve	(2,896)	1,082

Balance as at December 31, 2018	(10,994)	86,262

(*)	The fair value of financial asset through profit and lost is based on Level 2 in fair value hierarchy. With respect to investment in Gamida, see Note 8.

(**)	The fair value of derivative (conversion component) is based on Level 3 in fair value hierarchy. See also Note 11 c with respect to issuance of convertible notes by Elbit Medical.

Fair value measurement technique:

Name of the derivative	Fair value as for December 31, 2018	Valuation technique	Significant unobservable inputs	Range (Weighted average)	Sensitivity of fair value to change in data

Conversion component of convertible notes	(10,994)	Binomial model	Discount rate (%) Expected volatility (%)	8.9% 33.4%

The increase / decrease of 10% in the effective interest has no material effect on the fair value.

An increase / decrease of 10% in the standard deviation will result in an increase / decrease in fair value of NIS 2.6 million.

Financial asset through profit and loss	86,262	Asian put option	Expected volatility (%)	108.2%	An increase / decrease of 10% in the standard deviation will result in an increase / decrease in fair value of NIS 1.5 million.

Description of significant unobservable inputs to valuation

Valuation process

For recurring and non-recurring fair value measurements categorised within Level 3 of the fair value hierarchy, the Group uses its valuation processes to decide its valuation policies and procedures and analyses changes in fair value measurements from period to period.

The CFO is responsible for ensuring that the final reported fair value estimation is in compliance with IFRS and proposes adjustments when needed. The value of the derivative was determined by Elbit Medical management relying on experienced independent specialist.